Financial risk management and financial instruments - Summary of Notional Principal of the Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations (Details) - Cash Flow Hedges - Foreign Exchange Forwards
€ in Millions, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 SEK (kr)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	$ 174		$ 732	£ 980	$ 682	kr 1,618	kr 2,715	$ 154		$ 670	£ 915	$ 590	kr 1,650	kr 2,722
Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	102	€ 1,609	447	607	420	983	1,648	88	€ 1,414	391	536	347	994	1,646
Cost of revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	$ 72	€ 1,014	$ 285	£ 373	$ 262	kr 635	kr 1,067	$ 66	€ 991	$ 279	£ 379	$ 243	kr 656	kr 1,076